Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 17, 2020
Deferred underwriting commissions payable per unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 13,081,250	$ 13,081,250	$ 13,100,000
Over-Allotment Option [Member]
Overallotment Option Vesting Period	45 days	45 days
Stock issued during the period shares	4,875,000	4,875,000
IPO [Member]
Underwriting discount paid per unit	$ 0.20	$ 0.20
Underwriting discount paid	$ 7,500,000	$ 7,500,000
Reimbursement received	$ 3,000,000	$ 3,000,000
Deferred underwriting commissions			$ 13,100,000